UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $124,864 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Inc New                  COM              00817Y108     1124    20720 SH       SOLE                    18420              2300
Air Products & Chem            COM              009158106     1701    17403 SH       SOLE                    14753              2650
Amgen Corp                     COM              031162100      842    14879 SH       SOLE                    12229              2650
Bank of America Corp           COM              060505104     1979    39365 SH       SOLE                    33517              5848
Bright Horizon Family Sol      COM              109195107      477    11130 SH       SOLE                    11130
ChevronTexaco Corp             COM              166764100     1475    15763 SH       SOLE                    13163              2600
Cisco Systems                  COM              17275R102     1858    56071 SH       SOLE                    48421              7650
CitiGroup Inc                  COM              172967101     1820    38999 SH       SOLE                    33099              5900
Coca Cola Co                   COM              191216100     1022    17785 SH       SOLE                    15665              2120
Colgate-Palmolive              COM              194162103     1268    17773 SH       SOLE                    14833              2940
Comcast Corp New 'A'           COM              20030N101     1007    41662 SH       SOLE                    33962              7700
Dover Corp                     COM              260003108      972    19080 SH       SOLE                    16980              2100
Duke Energy Co                 COM              26441c105      765    40933 SH       SOLE                    34833              6100
Ebay                           COM              278642103     1224    31360 SH       SOLE                    28260              3100
Eli Lilly                      COM              532457108      986    17322 SH       SOLE                    15422              1900
EMC Corp Mass                  COM              268648102     1421    68294 SH       SOLE                    61194              7100
Emerson Electric               COM              291011104     1505    28280 SH       SOLE                    23680              4600
Exxon-Mobil                    COM              30231G102     2844    30726 SH       SOLE                    25818              4908
FedEx Corporation              COM              31428X106      948     9050 SH       SOLE                     9050
Fifth Third Bancorp            COM              316773100      735    21688 SH       SOLE                    17188              4500
General Electric Co            COM              369604103     1265    30559 SH       SOLE                    24859              5700
Home Depot Inc                 COM              437076102      952    29339 SH       SOLE                    24339              5000
Ingersoll-Rand Co              COM              G4776G101     1497    27489 SH       SOLE                    21089              6400
Intel Corp                     COM              458140100     1568    60649 SH       SOLE                    50649             10000
iShares: DJ Telecom            COM              464287713      297     8760 SH       SOLE                     8760
iShares: MSCI EAFE             COM              464287465    22033   266781 SH       SOLE                   266781
iShares: MSCI Emerging Markets COM              464287234      303     2028 SH       SOLE                     2028
iShares: Russell 2000          COM              464287655     5070    63329 SH       SOLE                    63329
iShares: Russell Midcap        COM              464287499     7798    72085 SH       SOLE                    72085
Johnson & Johnson              COM              478160104     1554    23651 SH       SOLE                    18951              4700
McGraw Hill Inc                COM              580645109      859    16870 SH       SOLE                    13800              3070
Medtronic Inc                  COM              585055106     1246    22083 SH       SOLE                    18083              4000
Microsoft                      COM              594918104     1529    51902 SH       SOLE                    44502              7400
Motorola                       COM              620076109      704    37981 SH       SOLE                    31681              6300
Nabors Industries              COM              G6359F103      913    29660 SH       SOLE                    26260              3400
Northrop Grumman               COM              666807102     1209    15505 SH       SOLE                    12705              2800
Oracle                         COM              68389X105     1306    60318 SH       SOLE                    49218             11100
Parker-Hannifin Corp           COM              701094104     1213    10845 SH       SOLE                     9645              1200
Pepsico Inc                    COM              713448108     1395    19043 SH       SOLE                    15903              3140
Pfizer Inc                     COM              717081103     1092    44708 SH       SOLE                    36748              7960
Procter & Gamble               COM              742718109     1298    18460 SH       SOLE                    15340              3120
S&P 500 Depository Receipts    COM              78462f103    20243   132671 SH       SOLE                   131871               800
S&P Midcap 400 Index           COM              595635103      222     1382 SH       SOLE                     1382
Schlumberger                   COM              806857108     1938    18460 SH       SOLE                    13960              4500
SPDR: S&P Financial            COM              81369Y605     2187    63738 SH       SOLE                    55838              7900
SPDR: S&P Materials            COM              81369Y100      298     7065 SH       SOLE                     7065
SPDR: S&P Utilities            COM              81369Y886      232     5820 SH       SOLE                     5820
Sprint Nextel Corp             COM              852061100     1327    69819 SH       SOLE                    58030             11789
State Street Corp              COM              857477103     1313    19263 SH       SOLE                    15913              3350
Target Corp                    COM              87612E106     1154    18160 SH       SOLE                    14940              3220
Texas Instruments              COM              882508104     1132    30929 SH       SOLE                    25129              5800
VG - Emerging Markets          COM              922042858     2357    22714 SH       SOLE                    22714
VG - Total US Stock Market     COM              922908769     7070    46757 SH       SOLE                    46757
Wachovia Corp                  COM              929903102     1039    20723 SH       SOLE                    17123              3600
Wal-Mart                       COM              931142103      811    18585 SH       SOLE                    18585
Walt Disney Co                 COM              254687106     1143    33241 SH       SOLE                    27441              5800
Yahoo! Inc                     COM              984332106      260     9695 SH       SOLE                     5295              4400
Zimmer Hldg Inc                COM              98956p102     1064    13133 SH       SOLE                    11733              1400